American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2024

VP International - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 3.5%
CSL Ltd.	12,200	2,289,054
James Hardie Industries PLC(1)	43,150	1,734,346
NEXTDC Ltd.(1)	189,692	2,197,356
		6,220,756
Brazil — 0.7%
NU Holdings Ltd., Class A(1)	96,540	1,151,722
Canada — 2.9%
Canadian Pacific Kansas City Ltd.(2)	24,670	2,175,142
Element Fleet Management Corp.	64,450	1,041,534
Intact Financial Corp.	4,230	687,143
Shopify, Inc., Class A(1)	15,330	1,182,669
		5,086,488
China — 0.5%
H World Group Ltd., ADR	24,260	938,862
Denmark — 6.2%
DSV AS	7,380	1,199,653
Novo Nordisk AS, Class B	75,882	9,733,639
		10,933,292
France — 17.7%
Air Liquide SA	21,029	4,375,053
Airbus SE	18,510	3,410,075
Arkema SA	15,800	1,663,418
Capgemini SE	4,350	1,000,981
Dassault Systemes SE	25,510	1,129,255
Edenred SE	45,857	2,448,521
Hermes International SCA	710	1,814,604
L'Oreal SA	5,630	2,666,208
LVMH Moet Hennessy Louis Vuitton SE	5,751	5,174,727
Pernod Ricard SA	4,080	660,487
Publicis Groupe SA	11,800	1,286,442
Safran SA	5,690	1,288,624
Sartorius Stedim Biotech(1)	4,860	1,386,200
Schneider Electric SE	14,067	3,180,216
		31,484,811
Germany — 7.6%
adidas AG	5,590	1,248,966
HUGO BOSS AG	23,490	1,384,467
Infineon Technologies AG	72,673	2,471,284
SAP SE	30,120	5,864,932
Symrise AG	21,750	2,603,711
		13,573,360
Hong Kong — 1.3%
Techtronic Industries Co. Ltd.	163,000	2,214,821
India — 0.4%
MakeMyTrip Ltd.(1)	10,230	726,841
Indonesia — 0.7%
Bank Central Asia Tbk. PT	2,042,600	1,298,966
Ireland — 2.4%
Bank of Ireland Group PLC	74,220	757,420

ICON PLC(1)	8,270	2,778,307
Kerry Group PLC, A Shares	7,880	675,206
		4,210,933
Italy — 3.8%
Davide Campari-Milano NV	154,420	1,551,916
Ferrari NV	6,260	2,729,581
Prysmian SpA	28,740	1,498,904
Saipem SpA(1)	409,300	999,828
		6,780,229
Japan — 18.4%
Denso Corp.	63,800	1,221,877
Disco Corp.	4,900	1,791,113
Fast Retailing Co. Ltd.	8,800	2,726,469
Hoya Corp.	16,700	2,088,683
Keyence Corp.	7,600	3,528,382
Kobe Bussan Co. Ltd.	32,800	803,707
Mitsubishi Electric Corp.	81,300	1,360,876
Mitsubishi Heavy Industries Ltd.	258,000	2,338,341
Murata Manufacturing Co. Ltd.	88,200	1,649,552
NEC Corp.	21,000	1,533,112
Obic Co. Ltd.	10,100	1,525,615
Pan Pacific International Holdings Corp.	69,500	1,841,869
Recruit Holdings Co. Ltd.	29,400	1,290,859
Shin-Etsu Chemical Co. Ltd.	46,000	2,017,648
Sumitomo Mitsui Financial Group, Inc.(2)	41,000	2,397,381
Terumo Corp.	120,000	2,195,838
Tokyo Electron Ltd.	9,200	2,396,131
		32,707,453
Netherlands — 8.8%
Adyen NV(1)	980	1,655,354
ASML Holding NV	9,160	8,880,263
DSM-Firmenich AG	19,685	2,238,815
Heineken NV	15,960	1,538,665
Universal Music Group NV	42,430	1,275,035
		15,588,132
Spain — 1.3%
Cellnex Telecom SA	37,146	1,314,028
Iberdrola SA	80,601	1,001,093
		2,315,121
Sweden — 1.2%
Epiroc AB, A Shares	46,090	865,227
Hexagon AB, B Shares	112,190	1,326,190
		2,191,417
Switzerland — 6.3%
Cie Financiere Richemont SA, Class A	14,370	2,187,695
Galderma Group AG(1)	12,420	872,437
Lonza Group AG	1,200	717,118
On Holding AG, Class A(1)(2)	56,500	1,998,970
Partners Group Holding AG	700	999,940
Sika AG	5,871	1,746,917
UBS Group AG	49,660	1,529,077
Zurich Insurance Group AG	2,160	1,166,863
		11,219,017
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	91,000	2,180,014

United Kingdom — 14.3%
Ashtead Group PLC	12,640	900,337
AstraZeneca PLC	30,460	4,092,111
Barclays PLC	542,090	1,256,372
BP PLC	264,990	1,662,395
Compass Group PLC	61,430	1,801,904
CRH PLC	29,430	2,538,632
Haleon PLC	513,448	2,151,745
London Stock Exchange Group PLC	31,199	3,733,086
Melrose Industries PLC	111,971	950,734
Persimmon PLC	42,740	708,650
RELX PLC	67,570	2,913,985
Segro PLC	182,429	2,079,969
Whitbread PLC	15,916	665,415
		25,455,335
TOTAL COMMON STOCKS (Cost $123,760,864)		176,277,570
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,859	3,859
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,671,680	1,671,680
		1,675,539
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $44,239), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $43,386)		43,361
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $984,335), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $965,568)		965,000
		1,008,361
TOTAL SHORT-TERM INVESTMENTS (Cost $2,683,900)		2,683,900
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $126,444,764)		178,961,470
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,272,546)
TOTAL NET ASSETS — 100.0%		$177,688,924

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.8%
Consumer Discretionary	15.3%
Industrials	15.0%
Health Care	14.7%
Financials	10.7%
Materials	10.6%
Consumer Staples	5.6%
Communication Services	2.2%
Energy	1.5%
Real Estate	1.2%
Utilities	0.6%
Short-Term Investments	1.5%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,761,117. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,915,170, which includes securities collateral of $2,243,490.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,151,722	—	—
China	938,862	—	—
India	726,841	—	—
Ireland	2,778,307	$1,432,626	—
Switzerland	1,998,970	9,220,047	—
United Kingdom	2,538,632	22,916,703	—
Other Countries	—	132,574,860	—
Short-Term Investments	1,675,539	1,008,361	—
	$11,808,873	$167,152,597	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.